INTANGIBLE ASSETS (Schedule of Amortization Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 6,033	$ 2,458	$ 2,503
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	5,426	1,918	1,758
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 607	$ 540	$ 745